Stock-Based Compensation - Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation
Stock-based compensation expense	$ 14,910	$ 8,938	$ 9,835
Stock Options
Stock-based compensation
Stock-based compensation expense	6,096	4,564	4,938
Restricted Stock Units
Stock-based compensation
Stock-based compensation expense	$ 8,814	$ 4,374	$ 4,897